3. Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Major classifications
Total Loans	$ 619,974	$ 670,497
Less allowance for loan losses	14,423	16,604	15,493	15,413
Net loans	605,551	653,893
Construction and land development
Major classifications
Total Loans	73,176	93,812
Single-family residential
Major classifications
Total Loans	195,003	212,993
Single-family residential - Banco de la Gente stated income
Major classifications
Total Loans	52,019	54,058
Commercial Real Estate
Major classifications
Total Loans	200,633	214,415
Multifamily and Farmland
Major classifications
Total Loans	8,951	4,793
Total real estate loans
Major classifications
Total Loans	529,782	580,071
Commercial loans (not secured by real estate)
Major classifications
Total Loans	64,295	60,646
Farm loans (not secured by real estate)
Major classifications
Total Loans	11	0
Consumer loans (not secured by real estate)
Major classifications
Total Loans	10,148	10,490
All other loans (not secured by real estate)
Major classifications
Total Loans	$ 15,738	$ 19,290